Other financial assets (including non-quasi equity loans to equity accounted units) - Summary of other financial assets including non-quasi equity loans to equity accounted units (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets [Abstract]
Non-current derivative financial instruments	$ 468	$ 238
Non-current equity shares and quoted funds	53	45
Other non-current investments, including loans	255	188
Non-current loans to equity accounted units	38	39
Other financial assets (including loans to equity accounted units)	814	510
Current derivative financial instruments	88	29
Current equity shares and quoted funds	77	91
Other current investments, including loans	2,527	964
Other financial assets (including loans to equity accounted units)	2,692	1,084
Derivative financial instruments	556	267
Equity shares and quoted funds	130	136
Other investments, including loans	2,782	1,152
Loans to equity accounted units	38	39
Total	$ 3,506	$ 1,594